Stockholders' equity	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Stockholders' equity
20.	Stockholders’ equity

(1)	Common stock
The number of shares of common stock authorized as of March 31, 2021 and 2022 was 3,600,000,000. All of the shares of common stock of Sony Group Corporation are issued with no par value, and the issued stock was fully paid.
Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2021 and 2022 have resulted from the following:

	Number of shares
	Fiscal year ended March 31
	2021	2022
Balance at beginning of the fiscal year	1,261,058,781	1,261,058,781

Issuance of new shares	—	23,000

Balance at end of the fiscal year	1,261,058,781	1,261,081,781

As of April 1, 2020, March 31, 2021 and 2022, the number of shares of treasury stock, which was included in the balance of common stock shares issued above, were 40,898,841 shares, 21,831,206 shares and 24,078,136 shares, respectively.
Sony Group Corporation may purchase its own shares at any time by a resolution of the Board of Directors up to the retained earnings available for dividends to shareholders, in accordance with the Companies Act of Japan.
Although Sony Group Corporation approved on August 4, 2020 by resolution of the Board of Directors the setting of parameters for the repurchase of shares of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation, no common stock was acquired based on these parameters by March 31, 2021.
Sony Group Corporation’s Board of Directors resolved and approved the setting of parameters for the repurchase of shares of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation at the meeting of the Board of Directors held on April 28, 2021. Under the above resolution, Sony Group Corporation repurchased
 7,400,600 shares of its common stock for an amount of 88,281 million yen by March 31, 2022.

(2)	Additional paid-in capital
Additional
paid-in
capital consists of surplus that is derived from equity transactions and not recorded in common stock, and its primary component is capital reserves. The Companies Act of Japan provides that no less than 50% of the paid-in
amount or proceeds of issuance of shares shall be incorporated in common stock, and that the remaining shall be incorporated in capital reserves. Capital reserves may be incorporated in common stock upon approval of the General Meeting of Shareholders.

(3)	Retained earnings
Retained earnings consist of legal reserves and accumulated earnings. The Companies Act of Japan provides that earnings in an amount equal to 10% of cash dividends from retained earnings shall be appropriated as a capital reserve or a legal reserve on the date of distribution of retained earnings until an aggregated amount of capital reserve and legal reserve equals 25% of common stock. Legal reserves may be used upon approval of the General Meeting of Shareholders.
Dividends whose record date falls in the fiscal year ended March 31, 2022 and whose effective date falls in the fiscal year ending March 31, 2023 are as follows:

(Resolution)	Type of shares	Total amount of dividends (Yen in millions)	Source of dividends	Dividends per share (Yen)	Record date	Effective date
Board of Directors’ meeting held on May 10, 2022	Common stock	43,295	Retained earnings	35.00	March 31, 2022	June 3, 2022

(4)	Other comprehensive income
Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2021 and 2022 are as follows:

	Yen in millions
	Balance at April 1, 2020	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Transactions with noncontrolling interests shareholders and other	Balance at March 31, 2021
Changes in equity instruments measured at fair value through other comprehensive income	(8,882)	144,544	6,085	(2,125)	139,622
Changes in debt instruments measured at fair value through other comprehensive income	985,234	(179,251)	—	458,754	1,264,737
Cash flow hedges	1,248	51	—	—	1,299
Remeasurement of defined benefit pension plans	—	11,555	(11,555)	—	—
Exchange differences on translating foreign operations	—	113,771	—	130	113,901
Insurance contract valuation adjustments	1,973	(2,537)	—	476	(88)
Share of other comprehensive income of investments accounted for using the equity method	(97)	885	(2)	—	786

Total	979,476	89,018	(5,472)	457,235	1,520,257

	Yen in millions
	Balance at April 1, 2021	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Transactions with noncontrolling interests shareholders and other	Balance at March 31, 2022
Changes in equity instruments measured at fair value through other comprehensive income	139,622	(106,426)	(5,784)	—	27,412
Changes in debt instruments measured at fair value through other comprehensive income	1,264,737	(416,904)	—	—	847,833
Cash flow hedges	1,299	4,735	—	—	6,034
Remeasurement of defined benefit pension plans	—	33,641	(33,641)	—	—
Exchange differences on translating foreign operations	113,901	223,777	—	—	337,678
Insurance contract valuation adjustments	(88)	599	—	—	511
Share of other comprehensive income of investments accounted for using the equity method	786	2,078	—	—	2,864

Total	1,520,257	(258,500)	(39,425)	—	1,222,332

Each component of other comprehensive income and the related tax effect including noncontrolling interests for the fiscal years ended March 31, 2021 and 2022 are as follows:

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2021	2022
Items that will not be reclassified to profit or loss
Changes in equity instruments measured at fair value through other comprehensive income
Amount incurred during the year	191,122	(139,511)

Total before tax	191,122	(139,511)
Tax expense or (benefit)	(46,382)	33,085

Net of tax	144,740	(106,426)
Remeasurement of defined benefit pension plans
Amount incurred during the year	17,856	43,134

Total before tax	17,856	43,134
Tax expense or (benefit)	(6,301)	(9,493)

Net of tax	11,555	33,641
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	98	869

Total before tax	98	869
Tax expense or (benefit)	(11)	(292)

Net of tax	87	577

Total	156,382	(72,208)
Items that may be reclassified subsequently to profit or loss
Changes in debt instruments measured at fair value through other comprehensive income
Amount incurred during the year	(285,504)	(572,692)
Reclassification to profit or loss	(98)	(6,408)

Total before tax	(285,602)	(579,100)
Tax expense or (benefit)	80,053	162,196

Net of tax	(205,549)	(416,904)
Cash flow hedges
Amount incurred during the year	7,481	(7,703)
Reclassification to profit or loss	(7,228)	14,529

Total before tax	253	6,826
Tax expense or (benefit)	(202)	(2,091)

Net of tax	51	4,735
Insurance contract valuation adjustments
Amount incurred during the year	(3,081)	807
Reclassification to profit or loss	(39)	(10)

Total before tax	(3,120)	797
Tax expense or (benefit)	—	(198)

Net of tax	(3,120)	599
Exchange differences on translating foreign operations
Amount incurred during the year	115,304	227,017
Reclassification to profit or loss	17	(742)

Total before tax	115,321	226,275
Tax expense or (benefit)	—	—

Net of tax	115,321	226,275

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2021	2022
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	798	1,501
Reclassification to profit or loss	—	—

Total before tax	798	1,501
Tax expense or (benefit)	—	—

Net of tax	798	1,501

Total	(92,499)	(183,794)

Total other comprehensive income	63,883	(256,002)

(5)	Equity transactions with noncontrolling interests shareholders
During the fiscal year ended March 31, 2021, Sony Group Corporation acquired all the common shares and the related stock acquisition rights not held by Sony Group Corporation of SFGI, a consolidated subsidiary of Sony Group Corporation, and SFGI became a wholly-owned subsidiary of Sony Group Corporation. Consideration for this acquisition was 396,698 million yen. The net difference between the consideration, the decrease in the carrying amount of the noncontrolling interests of 1,046,380 million yen and the increase in accumulated other comprehensive income of 457,072 million yen was recognized as an increase to additional paid-in
capital of 192,610 million yen. On October 1, 2021, SFGI changed its company name from SFH.